Notes Payable (Detail Textuals) (USD $) In Millions, except Share data, unless otherwise specified									1 Months Ended
	Mar. 07, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2012 Price adjustable warrants	Feb. 29, 2012 Notes Payable Price adjustable warrants Investor	Feb. 24, 2014 Notes Payable Price adjustable warrants
Debt Instrument [Line Items]
Notes payable			$ 0.06						$ 1.50	$ 1.50
Interest rate on notes payable		10.00%							15.00%
Number of investors									2
Number of shares called by issuing warrants	6,000,000					1,300,000	800,000	3,200,000	3,690,000
Exercise price of warrants	$ 0.75	$ 0.89		$ 0.28	$ 0.28		$ 0.75	$ 0.28	$ 0.508